Share-based compensation - Deferred Compensation Plan (Details) - Deferred Compensation Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Deferral service period	2 years
Number of unvested ordinary shares granted	146,455
Granted, Weighted-average grant date fair value per share	$ 9.31
Remaining contractual term of unvested awards	1 year 3 months 18 days
Compensation cost not yet recognized	$ 0.9
Deferred compensation outstanding liability	$ 9.1	$ 4.8
Minimum
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Deferral period	3 years